SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-03    GER     700     4.2300       4.75	       Weeden & Co.
03-04    " "    1200     4.1200       4.69	       	""
03-05    " "    1000     4.1300       4.71	       	""
03-06    " "     800     4.0837       4.60	       	""
03-07    " "    1500     4.0100	  4.61	       	""
03-10    " "    1000     4.0800       4.40	       	""
03-11    " "     500     3.9300       4.36	       	""
03-12    " "     700     3.8900	  4.15	       	""
03-17    " "    2000     4.0370       4.51	       	""
03-19    " "    1500     4.2200       4.73	       	""
03-20    " "     700     4.1400       4.70	       	""
03-21    " "     500     4.2500       4.84	       	""
03-24    " "    1000     4.1780       4.60	       	""
03-25    " "    1500     4.0700       4.75		     	""
03-26    " "    1200     4.1500       4.67	       	""
03-27    " "     700     4.0800       4.66	       	""
03-28    " "    1100     4.0800       4.55	       	""
03-31    " "    1200     4.0300       4.43	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          4/2/03